Fair Value Measurement - Summary of Fair Value Hierarchy for Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements on Recurring Basis - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 103,738	€ 78,420
Financial liabilities, fair value	4,062	508
Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	3,420	20
Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	642	488
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	98,994	69,842
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	711	4,959
Financial liabilities, fair value	4,062	508
Level 2 | Current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	3,420	20
Level 2 | Non-current financial liabilities - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	642	488
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	4,033	3,618
Cash and Cash Equivalents
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	98,270	69,602
Cash and Cash Equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	98,270	69,602
Financial Assets - Investments FVTPL - Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	106	240
Financial Assets - Investments FVTPL - Traded | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	106	240
Financial Assets - Investments FVTPL - Not Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	95	436
Financial Assets - Investments FVTPL - Not Traded | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	95	436
Non-current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		577
Non-current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		577
Current financial assets - derivatives
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	711	3,633
Current financial assets - derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	711	3,633
Current financial assets - interests receivable
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	618
Current financial assets - interests receivable | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	618
Other Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		749
Other Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		749
Non-current secured notes at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	3,938	3,182
Non-current secured notes at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 3,938	€ 3,182